Stockholders Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders Deficit
Note 10 - Stockholders' Deficit

Note 10 – Stockholders’ Deficit

Common Stock

During the nine months ended September 30, 2021, the Company issued an aggregate of 137,177,418 shares of its common stock as follows:

•	During the period ended September 30, 2021, pursuant to our offering under Regulation A, the Company issued 119,666,450 shares of common stock in exchange for cash of $5,368,000, net of direct fees and commission. As part of the offering, the Company also issued warrants to certain investors and placement agent to purchase 55 million shares of common stock. The warrants are fully vested, exercisable at $0.05 per share and will expire in five years.

•	The Company issued 881,550 shares of its common stock for services, with a fair value of $66,000. The common shares were valued at the respective date of issuances. Included in this issuance was 500,000 shares of common stock with a fair value of $36,000, for the purchase of a complimentary business, Cybersecurity Risk Solutions, LLC. At the date of acquisition, Cybersecurity Risk Solutions, LLC had nominal assets and liabilities, no revenues and limited operating history. Furthermore, the Company also determined that the acquisition did not meet the requirement of a significant acquisition pursuant to the regulations of the Securities and Exchange Commission.

•	The Company issued 16,168,589 shares of common stock with a fair value of $1,035,000 upon conversion of convertible notes payable and accrued interest (see Note 2).

•	The Company issued 460,829 shares of common stock with a fair value of $88,000 as debt settlement (see Note 4).

Warrants

The table below summarizes the Company’s warrant activities for the nine months ended September 30, 2021:

	Number of Warrant Shares	Exercise Price Range Per Share	Weighted Average Exercise Price

Balance, January 1, 2021	27,405,475	$0.0045-2.90	$0.013132
Granted	55,000,000	0.05	0.05
Canceled/Expired	-	-	-
Exercised	(13,424,241)	-	-
Balance outstanding, September 30, 2021	68,981,234	$0.0045-2.90	$0.042114

Balance exercisable, September 30, 2021	68,981,234	$0.0045-2.90	$0.042114

During the nine months ended September 30, 2021, pursuant to the terms of the warrant grant, 13,333,333 warrant shares were exercised on a cashless basis in exchange for 12,349,726 shares of common stock. In addition, 90,908 warrant shares granted to a financing entity in fiscals 2019 and 2020 as part of a financing transaction was exercised. As a result of the exercise, the Company issued 45,150,500 shares of common stock with a fair value of $6,569,000. The common shares issued were valued at the date of issuance and recorded as a finance cost.

At September 30, 2021, intrinsic value of the warrants amounted to $2,657,000.

The following table summarizes information concerning outstanding and exercisable warrants as of September 30, 2021:

	Warrants Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$0.0045	13,349,242	4.00	$0.0045

$0.085	588,235	4.00	$0.085

$0.05	55,000,000	5.00	$0.05

$0.75	26,515	3.00	$0.75

$2.90	17,242	3.00	$2.90

$0.0045 - $2.90	68,981,234	4.00	$0.013132

Note 12 – Stockholders’ Deficit

Preferred Stock

On October 21, 2010, the Company amended its Articles of Incorporation in New Jersey to authorize 10,000,000 shares of preferred stock, par value $0.10. The designations, rights, and preferences of such preferred stock are to be determined by the Board of Directors. On November 15, 2010, the Company changed its domicile from the State of New Jersey to the State of Wyoming.

In addition to the 10,000,000 shares of preferred stock authorized on October 21, 2010, on January 10, 2011, 100 shares of preferred stock were designated as Series A Preferred Stock and 100,000,000 shares were designated as Series B Preferred Stock. The bylaws under the Wyoming Incorporation were amended to reflect the rights and preferences of each additional new designation.

The Series A Preferred Stock collectively has voting rights equal to eighty percent of the total current issued and outstanding shares of common stock. If at least one share of Series A Preferred Stock is outstanding, the aggregate shares of Series A Preferred Stock shall have voting rights equal to the number of shares of common stock equal to four times the sum of the total number of shares of common stock issued and outstanding, plus the number of shares of Series B Preferred Stock (or other designated preferred stock) which are issued and outstanding.

The Series B Preferred Stock has preferential liquidation rights in the event of any liquidation, dissolution or winding up of the Company, such liquidation rights to be paid from the assets of the Company not delegated to parties with greater priority at $1.00 per share or, in the event an aggregate subscription by a single subscriber of the Series B Preferred Stock is greater than $100,000,000, $0.997 per share. The Series B Preferred Stock shall be convertible to a number of shares of common stock equal to the price of the Series B Preferred Stock divided by the par value of the Series B Preferred Stock. The option to convert the shares of Series B Preferred Stock may not be exercised until three months following the issuance of the Series B Preferred Stock to the recipient shareholder. The Series B Preferred Stock shall have ten votes on matters presented to the shareholders of the Company for one share of Series B Preferred Stock held. The initial price of the Series B Preferred Stock shall be $2.50, (subject to adjustment by the Company’s Board of Directors) until such time, if ever, the Series B Preferred Stock are listed on a secondary and/or public exchange.

In February 2014, the Company’s Board of Directors amended the conversion feature of the Series B Preferred Stock, to permit conversion to common shares at a 40% market discount to current market value at the time the Company receives a conversion request. Current market value is defined as the average of the immediately prior five trading day’s closing prices. Additionally, when Series B Preferred Stock shares convert to the Company’s common stock, the minimum price discount floor level is set at $0.005, as decided by the Company’s Board of Directors.

Series A Preferred Stock

In 2011, the Company issued three shares of non-convertible Series A Preferred Stock valued at $329,000 per share, or $987,000 in aggregate to three members of the management team. The Series A Preferred Stock are convertible into four times the total number of common shares plus the total number of shares of Series B preferred stock issued and outstanding at the time of conversion and have voting rights equal to eighty percent of the total issued and outstanding shares of the Company’s common stock. This effectively provided the management team, upon retention of their Series A Preferred Stock, voting control on matters presented to the shareholders of the Company. The shareholders of the Series A Preferred Stock have each irrevocably waived their conversion rights relating to the Series A Preferred Stock issued.

Series B Preferred Stock

The Series B Preferred Stock has preferential liquidation rights in the event of any liquidation, dissolution or winding up of the Company, such liquidation rights to be paid from the assets of the Company not delegated to parties with greater priority at $1.00 per share or, in the event an aggregate subscription by a single subscriber of the Series B Preferred Stock is greater than $100,000,000, $0.997 per share. The Series B Preferred Stock shall be convertible to a number of shares of common stock equal to the price of the Series B Preferred Stock divided by the par value of the Series B Preferred Stock. The option to convert the shares of Series B Preferred Stock may not be exercised until three months following the issuance of the Series B Preferred Stock to the recipient shareholder. The Series B Preferred Stock shall have ten votes on matters presented to the shareholders of the Company for one share of Series B Preferred Stock held. The initial price of the Series B Preferred Stock shall be $2.50, (subject to adjustment by the Company’s Board of Directors) until such time, if ever, the Series B Preferred Stock are listed on a secondary and/or public exchange.

At December 31, 2019 and 2020, there were 36,667 shares of Series B Preferred Stock outstanding. There were no issuances of Series B Preferred stock during fiscal 2020 and 2019.

Common Stock

On November 13, 2020, the Company’s filing of an Offering Circular on Form 1-A, pursuant to Regulation A (File Number: 024-11267) was qualified by the Securities and Exchange Commission. The Company registered 668,449,198 shares of common stock estimated proceeds of $2,315,000 (after deducting the maximum broker discount and costs of the offering).

During the year ended December 31, 2020, the Company issued an aggregate of 718,337,380 shares of its common stock as follows:

•	In November 2020, the Company sold 436,337,203 shares of common stock for net proceeds of $976,000 in an offering under Regulation A.
•	The Company issued 6,378,671 shares of its common stock for services, with a fair value of $39,000. The common shares were valued at the respective date of issuances.
•	The Company issued 233,748,884 shares of common stock upon conversion of convertible notes payable and accrued interest (see Note 3).
•	The Company issued 35,967,234 shares of common stock upon conversion of debt settlement (see Note 9).
•	In December 2020, a decrease of the Company’s authorized common stock to 4,000,000,000 shares was authorized.

During the year ended December 31, 2019, the Company issued an aggregate of 5,905,388 shares of its common stock as follows:

•	The Company issued 60 shares of its common stock for services, with de minimus fair value.
•	The Company issued 1,157,829 shares of common stock upon conversion of convertible notes payable and accrued interest.

Warrants

In January and July 2020, in connection with the issuance of convertible notes that aggregated $100,000 (see Note 3) and promissory note of $60,000 (see Note 5), the Company issued warrants to purchase 27,304,901 shares of the Company’s common stock. The warrants were exercisable immediately, at exercise prices from $0.0045 to $0.75 per share, and expire in 5 years. The warrants are classified within stockholders’ deficit, and the proceeds were allocated between the notes and warrants based on their relative fair value. The relative fair value of the warrants was determined to be $118,000 and was recorded as debt discount and additional paid-in-capital.

The table below summarizes the Company’s warrant activities for the years ended December 31, 2020 and 2019:

	Number of Warrant Shares	Exercise Price Range Per Share	Weighted Average Exercise Price

Balance, January 1, 2019	-	$-	$-
Granted	100,574	0.75-2.90	1.1185
Canceled/Expired	-	-	-
Exercised	-	-	-
Balance, January 1, 2020	100,574	0.75-2.90	1.1185
Granted	27,304,901	0.0045	$0.0045
Canceled/Expired	-	-	-
Exercised	-	-	-
Balance, December 31, 2020	27,405,475	$0.0045-2.90	$0.011676

Balance outstanding and exercisable, December 31, 2020	27,405,475	$0.0045-2.90	$0.011676

At December 31, 2020 and 2019, there was no intrinsic value of the warrants.

The following table summarizes information concerning outstanding and exercisable warrants as of December 31, 2020:

	Warrants Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$0.0045	26,666,666	5.00	$0.0045

$0.085	588,235	5.00	$0.085

$0.75	133,333	5.00	$0.75

$2.90	17,241	5.00	$2.90

$0.0045 - $2.90	27,405,475	5.00	$0.011676